Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

Note 7: Related Party Transactions

The Special Cash Distribution Units issued by The Tile Shop were owned by Mr. Robert Rucker, the President and CEO. The units received annual payments of $300,000 for a term of 10 years through 2012 and were fully paid as of June 30, 2012.

The Tile Shop had a note receivable from Robert Rucker, the President and CEO. The note was due in annual installments of $300,000 of principal and interest at a rate of 2.6% per annum with a final installment due in 2012 which was fully received as of June 30, 2012.

The Company has issued Promissory Notes to members of The Tile Shop for an aggregate principal amount of $69.8 million in connection with the Business Combination which were outstanding at September 30, 2012. The Company has recorded interest expense of $305,846 for the nine months ended September 30, 2012 related to these notes.

During the nine months ended September 30, 2012, the Company obtained an unsecured short term loan of $5.5 million from Nabron. The loan was obtained to provide short term working capital and liquidity for the Company. The loan was paid off during the nine months ended September 30, 2012 with interest of $20,777.

Note 8. Related Party Transactions

Name of related party	Relationship
Robert Rucker	Key Management Personnel ("KMP")

The Company had the following transactions with Robert Rucker:

a)	The Special Cash Distribution Units issued by the Company are owned by KMP. The units receive annual payments of $300,000 for a term of 10 years through 2012. This liability is included under "Accrued liabilities" and "Deferred compensation and other liabilities" for the current and non-current portion, respectively, in the consolidated balance sheets. The units are redeemable at the Company's option any time in whole or from time to time in part or upon the occurrence of a significant event. The units have been discounted to estimated fair value and are accreted annually. To the extent there is any note receivable from KMP outstanding, any annual payments on the Special Cash Distribution units must first be used to pay off such amounts. As of December 31, 2011 and 2010, the Special Cash Distribution Unit liability was $277,136 and $533,151, respectively.

b)	The Company has a note receivable from KMP. The note is due in annual installments of $300,000 of principal and interest at a rate of 2.6% per annum with a final installment due in 2012. The loan requires any distributions received by KMP with respect to the aforementioned Special Cash Distribution Units to be used to repay the loan. The note receivable balance from KMP totaled $1,205,134 and $1,468,293 as of December 31, 2011 and 2010, respectively.